UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             11/12/09
-------------------	      -----------------		    --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     28
Form 13F Information Table Value Total:               $136,810
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/09


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Apple Inc	     COM	     037833100	 7025	 37900	   SH		Sole				37900
Collective
 Brands Inc  	     COM	     19421w100	  678	 39100	   SH		Sole				39100
CurrencyShares
 Euro Dollar	     EURO SHS        23130c108	 3531	 24150	   SH		Sole				24150
CurrencyShares
 Swiss Franc 	     SWISS FRANC SH  23129v109	 1553	 16150	   SH		Sole				16150
IBM Corp	     COM	     459200101	 5753	 48100	   SH		Sole				48100
Intel Corp	     COM	     458140100	 2027	103600	   SH		Sole			       103600
Market Vectors
 Gold Miners	     GOLD	     57060u100	 7561	166937	   SH		Sole			       166937
Midcap Spdr
 Tr Ut Ser 1         UNIT SER 1      595635103	 9567	 76375	   SH		Sole				76375
Nvidia Corp	     COM	     67066g104	 1664	110700	   SH		Sole			       110700
Oil & Gas Expl
 Prod SPDR	     S&P OILGAS EXP  78464A730	 6522	168700	   SH		Sole			       168700
P F Chang's
 China Bistro Inc    COM	     69333y108	  649	 19100	   SH		Sole				19100
Petroleo Brasileiro
 Sa Petro	     SPONSORED ADR   71654v408	 4737	103200	   SH		Sole			       103200
Powershares QQQ Tr   DYNAMIC MKT PT  73935a104	 7187	170100	   SH		Sole			       170100
Prologis	     SH BEN INT      743410102	 1662	139400	   SH		Sole			       139400
Spdr Gold Trust	     GOLD SHS	     78463v107	 6530	 66060	   SH		Sole				66060
Spdr Tr Unit Ser 1   UNIT SER 1      78462F103	16678	157950	   SH		Sole			       157950
SunTrust Banks Inc   COM	     867914103	 2528	112100	   SH		Sole			       112100
Technology SPDR	     SBI INT-TECH    81369Y803	 2350	112600	   SH		Sole			       112600
Vale SA ADR	     ADR	     91912e105	 2348	101500	   SH		Sole			       101500
Waste
 Connections Inc     COM	     941053100	 2808	 97300	   SH		Sole				97300
Yahoo Inc	     COM	     984332106	 1838	103200	   SH		Sole			       103200
Zions Bancorp	     COM	     989701107	 2248	125100	   SH		Sole			       125100
iShares Brclys
 1-3 Yr Credit B     BARCLYS1-3YR CR 464288646	 1519	 14550	   SH		Sole				14550
iShares Brclys
 Aggregate Bd Fd    BARCLYS US AGG B 464287226	 7963	 75900	   SH		Sole				75900
iShares Brclys
 TIPS Bond Fd	     BARCLYS TIPS BD 464287176	 6451	 62700	   SH		Sole				62700
iShares High
 Yield Corp Bond F   HIGH YLD CORP   464288513	 3419	 39600	   SH		Sole				39600
iShares MSCI
 Emerging Mkts	     MSCI EMERG MKT  464287234	 9861	253430	   SH		Sole			       253430
iShares
 Russell 2000	     RUSSELL 2000    464287655	10153	168550	   SH		Sole			       168550

REPORT SUMMARY 	  28	DATA RECORDS	       136810   	   0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





